Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed		$ 5
Management fees - expensed	183	116
Salaries - expensed		33
Share-based payments	621	671
Total	$ 804	$ 825